Note 21 - Subsequent Events (Details Textual) - Subsequent Event [Member]	Aug. 04, 2020	Jul. 24, 2020	Jul. 01, 2020 $ / shares
YM Triumph [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		12,690
Time Charter Duration (Year)		10 years
Scorpius [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	2,500
Scorpius [Member] | Chairman and Chief Executive Officer, Konstantinos Konstantakopoulos [Member]
Percentage Ownership	50.00%
Series E Preferred Stock [Member]
Dividends Payable, Date Declared			Jul. 01, 2020
Dividends Payable, Amount Per Share (in dollars per share)			$ 0.554688
Dividends Payable, Date to be Paid			Jul. 15, 2020
Dividends Payable, Date of Record			Jul. 14, 2020
Series D Preferred Stock [Member]
Dividends Payable, Date Declared			Jul. 01, 2020
Dividends Payable, Amount Per Share (in dollars per share)			$ 0.546875
Dividends Payable, Date to be Paid			Jul. 15, 2020
Dividends Payable, Date of Record			Jul. 14, 2020
Series B Preferred Stock [Member]
Dividends Payable, Date Declared			Jul. 01, 2020
Dividends Payable, Amount Per Share (in dollars per share)			$ 0.476563
Dividends Payable, Date to be Paid			Jul. 15, 2020
Dividends Payable, Date of Record			Jul. 14, 2020
Series C Preferred Stock [Member]
Dividends Payable, Date Declared			Jul. 01, 2020
Dividends Payable, Amount Per Share (in dollars per share)			$ 0.53125
Dividends Payable, Date to be Paid			Jul. 15, 2020
Dividends Payable, Date of Record			Jul. 14, 2020
Common Stock [Member]
Dividends Payable, Date Declared			Jul. 01, 2020
Dividends Payable, Amount Per Share (in dollars per share)			$ 0.10
Dividends Payable, Date to be Paid			Aug. 07, 2020
Dividends Payable, Date of Record			Jul. 22, 2020